Share-based compensation, Non-vested Share Awards (Details)	12 Months Ended			86 Months Ended
	Dec. 31, 2023 CHF (SFr) EquityInstruments	Dec. 31, 2022 CHF (SFr) EquityInstruments	Dec. 31, 2021 CHF (SFr) EquityInstruments	Dec. 31, 2023 CHF (SFr) EquityInstruments
Weighted Average grant date fair value [Abstract]
Expense charged against the income statement | SFr	SFr 4,400,000	SFr 3,300,000	SFr 4,100,000
Non-vested Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	1,187,570	239,194
Number of non-vested shares [Abstract]
Non-vested at beginning of period (in shares)	216,486	797	19,494
Forfeited during the year (in shares)	(134,947)
Exercised during the year (in shares)	(55,503)		(2,471)
Granted during the year (in shares)	1,187,570	239,194
Vested during the year	(265,366)	(23,505)	(18,697)
Non-vested at end of period (in shares)	1,003,743	216,486	797	1,003,743
Vested and exercisable (in shares)	298,883	89,020	65,515	298,883
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, non-vested at beginning of period | SFr	SFr 3.06	SFr 9.41	SFr 9.51
Weighted average grant date fair value, forfeited during the year | SFr	2.05
Weighted average grant date fair value, exercised during the year | SFr	2.37	3.06	9.46
Weighted average grant date fair value, granted during the year | SFr	1.89
Weighted average grant date fair value, vested during the year | SFr	2.46	3.28	9.52
Weighted average grant date fair value, non-vested at end of period | SFr	1.97	3.06	9.41	SFr 1.97
Weighted average grant date fair value, vested and exercisable | SFr	4.08	7.84	9.48	4.08
Restricted Stock Units
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, non-vested at beginning of period | SFr	3.06	9.41
Weighted average grant date fair value, non-vested at end of period | SFr	SFr 1.97	SFr 3.06	SFr 9.41	SFr 1.97
Restricted Stock Units | Directors [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				257,329
Vesting conditions	1 year
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)				257,329
Restricted Stock Units | Executives [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				905,803
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)				905,803
Restricted Stock Units | Employees [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				458,335
Vesting conditions	3 years
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)				458,335
Restricted Stock Units, first vesting conditions | Executives [Member]
Share-based payment arrangement [Abstract]
Vesting conditions	3 years
Restricted Stock Units, second vesting conditions | Executives [Member]
Share-based payment arrangement [Abstract]
Vesting conditions	4 years